FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2013 and 2014.

(in US$ thousands)	2013		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$58,801	$58,801	$50,640	$50,640
Marketable securities - current	21,460	21,460	29,340	29,340
Accounts receivable	2,027	2,027	1,298	1,298
Restricted cash	—	—	8,991	8,991
Marketable debt securities - noncurrent	6,048	6,048	4,744	4,744
Refundable deposits	306	306	302	302

Financial liabilities
Short-term borrowings	4,361	4,361	18,641	18,641
Accounts payable	1,178	1,178	771	771
Accrued compensation	380	380	796	796
Accrued expenses	2,617	2,617	3,465	3,465

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2013 and 2014 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•	Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued compensation and expenses, and short-term borrowings: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.

•	Marketable securities: Open-end fund, debt and equity securities are measured using quoted market prices at the reporting date multiplied by the quantity held. Redeemable preferred shares are measured using valuation techniques.

•	Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.

Significant Unobservable Inputs

The table below presents the ranges of significant unobservable inputs used to value our Company’s level 3 financial instruments. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial instrument. These inputs are not representative of the inputs that could have been used in the valuation of any one financial instrument. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of our level 3 financial instruments.

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2014
Debt securities – Preferred shares with redemption rights	• Price/Sales per share ratio for selective comparable companies • Discount for lack of marketability	• 2.0 times ~ 14.0 times • 25%

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2013
Debt securities – Preferred shares with redemption rights	• Price/Sales per share ratio for selective comparable companies • Discount for lack of marketability	• 2.5 times ~ 5.9 times • 25%

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2014
	Level 1	Level 2	Level 3
Assets
Cash equivalents - time deposits	$—	$12,112	$—	$12,112
Restricted cash - time deposits	—	8,991	—	8,991
Marketable securities - current
Open-end fund	318	—	—	318
Equity securities	29,022	—	—	29,022
Marketable securities - noncurrent
Debt securities	—	—	4,744	4,744

	$29,340	$21,103	$4,744	$55,187

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash equivalents - time deposits	$—	$14,638	$—	$14,638
Marketable securities - current
Open-end fund	336	—	—	336
Equity securities	21,124	—	—	21,124
Marketable securities - noncurrent
Debt securities	—	2,109	3,939	6,048

	$21,460	$16,747	$3,939	$42,146

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 for the years ended December 31, 2013 and 2014.

Level 1 and 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are convertible into a known amount of cash and are subject to an insignificant risk of change in value. Certain marketable securities are valued using a market approach based on the quoted market prices of identical instruments when available, or other observable inputs such as trading prices of identical instruments in inactive markets. The fair values of the marketable equity securities that have publicly quoted trading prices are valued using those observable prices, unless adjustments are required to available observable inputs.

In 2012, 2013 and 2014, we recognized unrealized gains (losses) of ($24.0) million, $4.7 million and $101 thousand, respectively, on marketable securities valued using market observable inputs, which are included in other comprehensive income.

Level 3 measurements:

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2013 and 2014, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt and Equity Securities
	2013	2014
Balance at beginning of year	$4,292	$3,939
Total gains or (losses) (realized/unrealized)
included in earnings	985	—
included in other comprehensive income	1,212	805
Sale	(2,550)	—

Balance at end of year	$3,939	$4,744

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

Realized and unrealized gains (or losses) included in the consolidated financial statements for 2012, 2013 and 2014 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated financial statements as follows:

(in US$ thousands)	Gain on sales of marketable securities	Impairment loss on marketable securities and investments
Total gains (losses) included in earnings
for 2012	$3,370	$(493)
for 2013	985	—
for 2014	—	—

Change in unrealized gains (losses) relating to assets still held at the reporting date
for 2012	$—	$(493)
for 2013	—	—
for 2014	—	—

The fair values of the marketable debt and equity securities are derived using a discounted cash flow method with unobservable inputs or adopting a market approach using observable inputs of guideline public companies that market participants would use in pricing the securities. The discounted cash flow method incorporates adjusted available market discount rate information and our Company’s estimates of liquidity risk, and other cash flow model related assumptions.

In 2012, 2013 and 2014, we recognized other-than-temporary impairments of $493 thousand, $0 and $0, respectively, related to marketable debt and equity securities, which is included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.

The unrealized gain recognized in our consolidated statement of operations due to the difference between fair value of the equity investment at December 31, 2014 and its acquisition cost in June 2014 was $75 thousand.

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include investments accounted for under the equity method and cost method, property, plant, and equipment, intangible assets, prepaid licensing and royalty fees, and goodwill.

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2013 and 2014 are summarized as below:

(in US$ thousands)	Fair Value measurement Using				Total Impairment Losses
	Level 1	Level 2	Level 3	Year Ended December 31, 2014
Assets
(a) Property, plant and equipment - Information and communication equipment	$—	$—	$—	$—	$28
(c) Intangible assets - Capitalized software cost	—	—	—	—	115
(d) Prepaid licensing and royalty fees	—	—	3,033	3,033	1,259

Total	$—	$—	$3,033	$3,033	$1,402

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2013	Total Impairment Losses
(b) Goodwill - Resulting from acquisition of FunTown and FingerRockz	$—	$—	$—	$—	$17,054
(c) Intangible assets - Trade name and Capitalized software cost	—	—	—	—	13,251
(d) Prepaid licensing and royalty fees	—	—	—	—	2,752

Total	$—	$—	$—	$—	$33,057

(a)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2014, we recognized an impairment loss of $28 thousand against our information and communication equipment. The impairment charges are included in operating expenses within “impairment losses on property, plant and equipment” in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, and other cash flow model - related assumptions.

(b)	Impairment losses on goodwill which was determined to be impaired:

The fair value of the Asian online game reporting unit was determined based on the present value of estimated future net cash flows discounted at the weighted average cost of capital. In 2013, due to a continued slowdown in demand for our causal online games and the loss of a key licensed game, we experienced significant decline in revenues and negative operating margin in Taiwan from our previous future cash flow expectations from this reporting unit. Further, in the Fall of 2013 we went through an internal restructuring of our operations and made a business decision to transition from PC-based games to browser/mobile games and social casino games. Also our market capitalization had also fallen below our net book value based on the quoted market price of our common stock for a sustained period of time. Based on these qualitative factors, we determined it was more likely than not the revised fair value of this reporting unit may be less than its carrying value, and the related recovery the remaining goodwill could be impaired. Using the same methodology as in the past to determine the estimated fair value of this reporting unit, we developed our expected future net cash flows based on historical data and internal developed estimates as part of our updated long-term strategic plan and included a terminal value of $0. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 28% and a weighted average cost of capital to discount these expected future cash flows of 13%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $0. Consequently, a goodwill impairment charge of $17.0 million was recognized in 2013.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2013, the trade name arising from the acquisition of FunTown and certain capitalized software development costs were fully written down, resulting in impairment charges of $13.3 million, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge for the Trade name of FunTown is a result of our repositioning of it as described above, while the impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

In 2014, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $115 thousand, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items.

(d)	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2013 and 2014, certain prepaid licensing and royalty fees were written down to $0 and $3.0 million, respectively, resulting in impairment charges of $2.8 million and $1.3 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.